Restructuring expenses	6 Months Ended
Jun. 30, 2019
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
The Group completed the three-year restructuring plan in connection with the implementation of the revised Group strategy by the end of 2018. Restructuring expenses primarily included termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	2Q18	6M18
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	27	55
International Wealth Management	28	54
Asia Pacific	20	26
Global Markets	56	98
Investment Banking & Capital Markets	31	61
Strategic Resolution Unit [1]	13	24
Corporate Center	0	1
Total restructuring expenses	175	319
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Restructuring expenses by type
in	2Q18	6M18
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	85	188
of which severance expenses	58	127
of which accelerated deferred compensation	27	61
General and administrative-related expenses	90	131
of which pension expenses	25	52
Total restructuring expenses	175	319
Restructuring provision
	6M19					6M18
in	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	156		190		346	196	110	306
Net additional charges [1]	–		–		–	127	75	202
Reclassifications	(156)	[2]	(190)	[3]	(346)	–	–	–
Utilization	–		–		–	(131)	(48)	(179)
Balance at end of period	0		0		0	192	137	329
1
The following items for which expense accretion was accelerated in 6M18 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 46 million, which remain classified as a component of total shareholders’ equity; unsettled pension obligations of CHF 52 million, which remain classified as pension liabilities; unsettled cash-based deferred compensation of CHF 15 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 4 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 6M19, CHF 97 million were transferred to litigation provisions and CHF 59 million were transferred to other liabilities.
3 In 6M19, CHF 167 million were transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
The Bank completed the three-year restructuring plan in connection with the implementation of the revised Bank strategy by the end of 2018. Restructuring expenses primarily included termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	6M18
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	55
International Wealth Management	54
Asia Pacific	26
Global Markets	98
Investment Banking & Capital Markets	61
Strategic Resolution Unit [1]	24
Corporate Center	1
Adjustments [2]	(62)
Total restructuring expenses	257
1
Beginning in 2019, the Strategic Resolution Unit has ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

2 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	6M18
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	180
of which severance expenses	119
of which accelerated deferred compensation	61
General and administrative-related expenses	77
Total restructuring expenses	257
Restructuring provision
	6M19					6M18
in	Compen- sation and benefits		General and administrative expenses		Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	152		190		342	191	110	301
Net additional charges [1]	–		–		–	119	73	192
Reclassifications	(152)	[2]	(190)	[3]	(342)	–	–	–
Utilization	–		–		–	(123)	(46)	(169)
Balance at end of period	0		0		0	187	137	324
1
The following items for which expense accretion was accelerated in 6M18 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 46 million; unsettled cash-based deferred compensation of CHF 15 million, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 4 million, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 In 6M19, CHF 97 million were transferred to litigation provisions and CHF 55 million were transferred to other liabilities.
3 In 6M19, CHF 167 million were transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.